Stock-Based Compensation (Summary of Information about Stock Options Activity) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
		Mar. 31, 2019		Mar. 31, 2018	Mar. 31, 2017
Number of shares
Outstanding at beginning of the year	[1]	430,600
Exercised		(133,400)	[1]	(388,400)	(48,500)
Forfeited or expired	[1]	(297,200)
Outstanding at end of year	[1]	0		430,600
Exercisable at end of year	[1]	0
Weighted average exercise price
Outstanding at beginning of the year	[1],[2]	¥ 1,689
Exercised	[1],[2]	1,689
Forfeited or expired	[1],[2]	1,689
Outstanding at end of year	[1],[2]	0		¥ 1,689
Exercisable at end of year	[1],[2]	¥ 0
Weighted average remaining contractual life
Outstanding at end of year		0 years
Exercisable at end of year		0 years
Aggregate intrinsic value
Outstanding at end of year		¥ 0
Exercisable at end of year		¥ 0

[1]	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.
[2]	The exercise price of the granted options was adjusted in July 2009 for the issuance of new 18 million shares.